Segmented and geographic information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 21,833	$ 20,015
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	8,909	8,150
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	5,254	4,670
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	2,278	1,827
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,976	2,843
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	2,457	2,194
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,613	1,444
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	844	750
Capital Markets [member]
Disclosure of operating segments [line items]
Revenue	5,001	4,520
Capital Markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	2,322	2,076
Capital Markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,700	1,616
Capital Markets [member] | Direct financial services [Member]
Disclosure of operating segments [line items]
Revenue	979	828
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	212	481
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	(566)	(206)
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 778	$ 687